CONVERTIBLE DEBT (Schedule of Changes of Long-term Convertible Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
CONVERTIBLE DEBT [Abstract]
Interest Payable	$ 463
Convertible Debt [Roll Forward]
Balance at the beginning of period	$ 35,752
Issuance of convertible debt			$ 37,852
Change in fair value			(2,566)
Balance at the end of period	$ 28,371		$ 35,752
Series L Convertible Bonds [Member]
Convertible Debt [Roll Forward]
Balance at the beginning of period	35,752
Issuance of convertible debt			$ 37,852
Accrued interest	1,823		466
Change in fair value	175		(2,566)
Payment of interest	(1,824)
Balance at the end of period	35,926	[1]	$ 35,752
2016	7,354
2017	7,355
2018	7,354
2019	7,355
2020	7,354
Fair value of principal payments	$ 36,772

[1]	include accrued interest of 463